INVESTMENT MANAGERS SERIES TRUST
235 W. Galena Street
Milwaukee, Wisconsin 53212

August 21, 2017

Securities and Exchange Commission
100 F Street, NE
 Washington, DC 20549

Attention: Division of Investment Management

Re:	Investment Managers Series Trust (the “Trust”) File Nos. 333-122901 and 811-21719
on behalf of AAM Select Income Fund (the “Fund”)

Dear Sir or Madam,

The Trust is filing Post-Effective Amendment No. 880 to its Registration Statement under Rule 485(a)(1) (the “Amendment”) for the purposes of changing its name to “AAM/Insight Select Income Fund” as well as re-designating the Fund’s Class T shares to Class Y shares. These changes are reflected in the attached Amendment filing.

Please direct your comments to the undersigned at (626) 385-5777. Thank you.

Sincerely,

/s/ Diane J. Drake

Diane J. Drake
Secretary